Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share Calculation
The Company calculates basic and diluted earnings per share as follows:

	Year Ended December 31,
	2017	2018	2019
Numerator
Net (loss)/income	(1,218,237)	(12,276,520)	2,093,124
Less: Undistributed earnings allocated to non-vested shares	—	—	(8,922)

Net (loss)/income attributable to common shareholders, basic	(1,218,237)	(12,276,520)	2,084,202

Denominator
Weighted average number of shares outstanding, basic and diluted	39,809,364	39,860,563	39,800,434

(Loss)/earnings per share, basic and diluted	(0.03)	(0.31)	0.05